Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Fair Value of Convertible Notes

The following table provides a roll-forward of the aggregate fair value of the Company’s Convertible Notes for which fair value was determined using Level 3 inputs (in thousands):

	2022 Convertible Notes	2024 Convertible Notes
Fair value at December 31, 2023	$10,886	$—
Issuance of convertible notes	—	1,150
Change in fair value	1,484	8
Conversion of Notes upon issuance of Series A-2 Preferred Stock and Series SA-2 Preferred Stock	(12,370)	(1,158)
Fair value at December 31, 2024	$—	$—